SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Allowance for prepaid expenses and other current assets	$ 3,109,742	$ 0